Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 SGD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Convenience of buying rate	$ 1.29					$ 1
Allowance for expected credit losses	(125,825)	$ (97,539)	$ 133,618
Reversal inventories write-down	$ 5,023	$ 3,894	28,214
Percentage of bear interest	5.00%	5.00%
Impairment of long-lived assets (in Dollars)
Percentage of remaining economic life of underlying asset	75.00%	75.00%
Lease economic life of underlying asset	25.00%	25.00%
Fair value of underlying asset	90.00%	90.00%
Operating lease ROU	$ 4,756,600			$ 4,420,627		3,687,287
Remeasurement to operating lease				27,127
Net of revenue	71,274	55,251	49,951
Selling and marketing expenses	$ 2,485,951	$ 1,927,094	$ 2,461,020
Tax benefit	50.00%	50.00%
Operating Lease Contracts [Member]
Summary of Significant Accounting Policies [Line Items]
Operating lease ROU				$ 24,631
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease terms	2 years					2 years
Date of issuance	30 days	30 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease terms	3 years					3 years
Date of issuance	120 days	120 days